Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Reclassifications

b) Reclassifications

The Company changed the presentation of prepayment and other current assets, net and other current liabilities within its consolidated balance sheets retrospectively. Separate presentation of related party balances in prepayment and other current assets, net and other current liabilities. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported balance sheets and do not represent a restatement of any previously reported financial results.

Principles of consolidation

b) Principles of consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Use of estimates

c) Use of estimates

The preparation of the Group’s condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, impairment assessment on goodwill and long-lived assets, long-term investments, valuation of warrant liabilities.

d) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, impairment assessment on goodwill and long-lived assets, long-term investments and valuation of warrant liabilities at fair value.

Functional currency and foreign currency translation

e) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and loss are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and loss resulting from foreign exchange transactions are included in foreign exchange loss in the consolidated statements of operations and comprehensive loss.

Convenience Translation

d) Convenience Translation

Translations of balances in the condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive loss and condensed consolidated statements of cash flows from RMB into US$ as of and for the six months ended June 30, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2672 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on June 28, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2024, or at any other rate.

f) Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0999 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2023. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.

Fair value measurements

e) Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, prepayment and other current assets, long-term investments, short-term borrowings, accounts payable, other payables and other liabilities of which the carrying values approximate their fair value due to their short term in nature and other liabilities.

The fair value of warrant liability was determined using the Black Scholes Model, with level 3 inputs (Note 15).

g) Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, prepayment and other current assets, long-term investments, short-term borrowings, accounts payable, other payables, guarantee liabilities and other liabilities of which the carrying values approximate their fair value due to their short term in nature and other liabilities.

The fair value of warrant liability was determined using the Black Scholes Model, with level 3 inputs (Note 22).

Cash, cash equivalents and restricted cash

h) Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2022 and 2023, there were cash at bank and demand deposits with original terms of less than three months denominated in US dollars amounting to approximately US$8.8 million and US$0.4 million, respectively (equivalent to approximately RMB61.1 million and RMB3.0 million, respectively).

As of December 31, 2022 and 2023, the Group had approximately RMB12.7 million and RMB6.6 million cash and cash equivalents held by its PRC subsidiaries, VIEs and subsidiaries of VIEs, representing 18.2% and 68.5% of total cash and cash equivalents of the Group, respectively.

As of December 31, 2022 and 2023, the Company had a restricted cash balance approximately RMB6.9 million and RMB6.4 million, respectively, which are security deposits for the referral services in collaboration with a commercial bank and ancillary services.

Accounts and notes receivables, net

f) Accounts and notes receivables, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. Starting from January 1, 2021, the Group adopted ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”). The Group’s accounts receivable and other receivables are within the scope of ASC Topic 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances. There have been no significant changes in the assumptions since adoption. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity. Refer to Note 5 for details.

i) Accounts and notes receivables, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. The Group’s accounts receivable and other receivables are within the scope of ASC Topic 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances. There have been no significant changes in the assumptions since adoption. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity.

Property, equipment and software, net

j) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

k) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years

Long-term investments

l) Long-term investments

For equity investments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost less impairment accounting is applied (“measurement alternative”). Gain or loss are realized when such investment is sold or when dividends are declared or payments are received.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or loss of the investee and reports the recognized income or loss in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or loss of an investee are based on the shares of common stock and in-substance common stock held by the Company.

The Company evaluates its equity investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost.

Goodwill

g) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill as of December 31, 2023 and June 30, 2024 was related to its acquisition of Longye in January 2020. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group has one reporting unit within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is more than its carrying amount as of June 30, 2023 and 2024. Therefore, management performed quantitative assessment, nil and nil impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.

If the Group reorganizes its reporting structure in a manner that changes the composition of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

m) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2022 and 2023 was related to its acquisition of Longye in January 2020. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group has one reporting unit within the entity at which goodwill is monitored for internal management purposes. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Nil, RMB69.9 million and nil impairment loss was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.

If the Group reorganizes its reporting structure in a manner that changes the composition of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Impairment of long-lived assets

h) Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Group recognized RMB1.5 million and RMB0.3 million impairment charge related to long-lived assets for the six months ended June 30, 2023 and 2024, respectively.

n) Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Group recognized nil, RMB19.7 million and RMB1.5 million impairment charge related to long-lived assets for the years ended December 31, 2021, 2022 and 2023, respectively.

Revenue recognition

i) Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Referral service for commercial bank revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed (the mortgage registration procedures should be completed within 120 days after the loan issuance) and (b) no overdue of more than 30 days for any of the first 3 monthly repayment. The referral service and periodic guarantee are two separate performance obligations that meet the criteria to be considered distinct, of which, referral services revenue is recognized at a point in time upon the delivery of the services and a guarantee liability is recorded at fair value at inception of the loans. Revenue from the periodic guarantee is recognized by a systematic and rational amortization method over the term of guarantee period. The Company has ceased the cooperation since April 2022.

Online marketing services revenue

The Group’s online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Other revenue

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu. The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. Revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers’ consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

On January 13, 2020, the Company completed the acquisition of Longye a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group’s multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue is recognized on a straight-line basis over the period of the contract when the services are provided.

Contract balances

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all auto show revenue and referral service for commercial bank revenue and SaaS revenue are recognized over time during the six months ended June 30, 2023 and 2024.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

o) Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Referral service for commercial bank revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed (the mortgage registration procedures should be completed within 120 days after the loan issuance) and (b) no overdue of more than 30 days for any of the first 3 monthly repayment. The referral service and periodic guarantee are two separate performance obligations that meet the criteria to be considered distinct, of which, referral services revenue is recognized at a point in time upon the delivery of the services and a guarantee liability is recorded at fair value at inception of the loans. Revenue from the periodic guarantee is recognized by a systematic and rational amortization method over the term of guarantee period. The Company has ceased the cooperation since April 2022.

One component of the transaction price is based on the loan performance of the following 12 months since the auto loans were released and the transaction price will be entitled to be received upon the loan performance meet specific criteria. The Group identified that one component as a variable consideration and the Group recognized the revenue when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Online marketing services revenue

The Group’s online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Other revenue

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu. The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. Revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers’ consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

On January 13, 2020, the Company completed the acquisition of Longye, a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group’s multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue is recognized on a straight-line basis over the period of the contract when the services are provided.

Contract balances

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all auto show revenue and SaaS revenue are recognized over time during the years ended December 31, 2021, 2022 and 2023. Contract liabilities included in advance from customers and deferred revenue in the Group’s consolidated balance sheets. The Group’s total unearned revenues were RMB5.1 million and RMB5.4 million as of December 31, 2022 and 2023, respectively. During the years ended December 31, 2021, 2022 and 2023, the Group recognized RMB23.7 million, RMB14.9 million and RMB5.0 million as revenue that was included in the balance of advance from customers and deferred revenue at January 1, 2021, 2022 and 2023, respectively.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Cost of revenues

p) Cost of revenues

Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs and other direct costs. The cost of revenue also consists of sales lead information acquisition cost for online marketing services.

Research and development expenses

q) Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the employees who develop and enhance the Group’s websites and platform of applications. The Group recognizes these expenses when incurred, unless they qualify for capitalization as software development costs.

Selling and marketing expenses

r) Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image, online and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2021, 2022 and 2023, the advertising and promotional expenses were RMB140.1 million, RMB57.6 million and RMB98.5 million, respectively.

Leases

s) Leases

The Group accounts for lease under ASC 842 and has elected to utilize the short-term lease recognition exemption and, for those leases with a lease term of 12 months or less, the Group did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities.

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office spaces and venues for auto shows and has no finance leases as of December 31, 2022 and 2023. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

If there are lease agreements that contain both lease and non-lease components, they are accounted for separately based on their relative standalone price.

Share-based compensation

t) Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees and nonemployee in accordance with ASC 718 Compensation-Stock Compensation. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Since November 21, 2018, when the Company’s ordinary shares were public traded, the fair value of the ordinary shares was determined at the closing price of the shares on the grant date. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

Employer defined contribution

u) Employer defined contribution

The Company’s subsidiaries, VIEs and subsidiaries of VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, VIEs and subsidiaries of VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution.

Taxation

j) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2023 and June 30, 2024.

v) Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2022 and 2023.

Net loss per share

w) Net loss per share

Basic and diluted net loss per share is computed by dividing losses attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

During the years ended December 31, 2021, 2022 and 2023, the Group has 6,034,250, 3,573,750 and 3,880,000 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation for the three years, as their effects would be anti-dilutive.

Comprehensive loss

x) Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss)/income, as presented on the consolidated balance sheets, consists only of accumulated foreign currency translation adjustments.

Non-controlling interests

y) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

On March 1, 2022, the Group acquired all the remaining 45% equity interests from the non-controlling shareholders of a subsidiary. The acquisition of all the non-controlling interests is accounted for as an equity transaction.

Treasury stock

z) Treasury stock

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment reporting

aa) Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker identified as the Chief Executive Officer for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM reviews consolidated results including revenue and operating income at a consolidated level. This resulted in only one operating and reportable segment in the Group.

Warrant liability

k) Warrant liability

In connection with the issuances of ordinary shares, the Group issued warrants to purchase ordinary shares on November 23, 2022. The Group evaluates the warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity. Warrants recorded as liabilities are recorded at their fair value and remeasured on each reporting date with change in estimated fair value of warrant liability in the condensed consolidated statement of operations and comprehensive loss.

bb) Warrant liability

In connection with the issuances of ordinary shares, the Group issued warrants to purchase ordinary shares. The Group evaluates the warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Warrants recorded as liabilities are recorded at their fair value and remeasured on each reporting date with change in estimated fair value of warrant liability in the consolidated statement of operations and comprehensive loss.

Concentrations and Risks

l) Concentrations and Risks

Advertising and promotional service provider

The Group relied on advertising and promotional service providers and their affiliates for advertising and promotional service to support its operations during the six months ended June 30, 2023 and 2024. Total number of advertising and promotional service providers accounting for more than 10% is one and four for the six months ended June 30, 2023 and 2024, respectively.

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash and accounts and notes receivable. As of December 31, 2023 and June 30, 2024, all of the Group’s cash and cash equivalents and restricted cash were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There were two and one customers whose receivable balances exceeded 10% of the total accounts receivable balances of the Group as December 31, 2023 and June 30, 2024, respectively.

There was nil customer whose revenue exceed 10% of the total revenue of the Group for the six months ended June 30, 2023. There was one customer whose revenue accounted for 11.5% of the total revenue of the Group for the six months ended June 30, 2024.

cc) Concentrations and Risks

Advertising and promotional service provider

The Group relied on advertising and promotional service providers and their affiliates for advertising and promotional service to support its operations during the years ended December 31, 2021, 2022 and 2023. Total number of advertising and promotional service providers accounting for more than 10% is three, two and two for the years ended December 31, 2021, 2022 and 2023, respectively.

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and prepayment and other current assets. As of December 31, 2022 and 2023, all of the Group’s cash and cash equivalents, restricted cash were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There were three and two customers whose receivable balances exceeded 10% of the total accounts receivable balances of the Group as December 31, 2022 and 2023, respectively.

There was one customer whose revenue accounted for 18.7% of the total revenue of the Group for the year ended December 31, 2021. There were two customers whose revenue accounted for 24.1% and 17.9% of the total revenue of the Group for the year ended December 31, 2022. There was one customer whose revenue accounted for 16.1% of the total revenue of the Group for the year ended December 31, 2023.

Recently issued accounting pronouncements

dd) Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group does not expect that the adoption of ASU 2023-07 will have a material impact on its consolidated financial statements disclosures.

In December 2023, the FASB issued ASU 2023-09 to improve its income tax disclosure requirements. Under the new guidance, public business entities must annually disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (loss) by the applicable statutory income tax rate). The new standard is effective for fiscal years beginning after December 15, 2024. The Group is in the process of evaluating the impact of adopting this new guidance on our consolidated financial statement disclosures.